DISCONTINUED OPERATIONS - Assets and Liabilities Held for Distribution (Details) - Discontinued Operations, Disposed of by Sale [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Apr. 30, 2014	Apr. 23, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 61,144	$ 25,100	$ 43,400
Trade accounts receivable, net	2,770
Related party receivables	35
Other receivables	3,841
Inventories	13,246
Voyages in progress	1,322
Prepaid expenses and accrued income	844
Current assets held for distribution	83,202
Newbuildings	250,118
Vessels and equipment, net	659,884
Long term assets held for distribution	910,002
Short term debt and current maturities of long-term debt	19,812
Related party payables	2,555
Trade accounts payable	4,935
Accrued expenses	4,192
Other current liabilities	3,285
Current liabilities held for distribution	34,779
Long term debt	343,688
Long term liabilities held for distribution	$ 343,688